CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	$ 2,125,539	$ 1,961,299		$ 1,579,730
Cost of sales	(1,183,306)	(1,157,001)		(907,388)
Administrative expenses	(404,783)	(501,175)		(336,511)
(Net loss allowance)/net reversal of loss allowance on trade receivables	(7,202)	4,446		34,031
Other income	404	4,676		18,509
Operating profit	530,652	312,245		388,371
Finance income	25,209	15,825		25,522
Finance costs	(2,436,511)	(872,049)		(422,034)
Loss before income tax	(1,880,650)	(543,979)		(8,141)
Income tax (expense)/benefit	(107,528)	75,013		(17,980)
Loss for the year	(1,988,178)	(468,966)		(26,121)
Loss attributable to:
Owners of the Company	(1,976,609)	(459,007)		(25,832)
Non-controlling interests	(11,569)	(9,959)		(289)
Loss for the year	$ (1,988,178)	$ (468,966)		$ (26,121)
Loss per share-basic	$ (5.93)	$ (1.39)		$ (0.09)
Loss per share-diluted	$ (5.93)	$ (1.39)		$ (0.09)
Items that may be reclassified to profit or loss
Fair value gain through other comprehensive income	$ 12			$ 3
Exchange differences on translation of foreign operations	970,796	$ 72,661		(28,313)
Other comprehensive income/(loss) for the year, net of taxes	970,808	72,661	[2]	(28,310)
Total comprehensive loss for the year	(1,017,370)	(396,305)	[2]	(54,431)
Total comprehensive loss for the year attributable to:
Owners of the Company	(1,025,754)	(399,486)		(48,389)
Non-controlling interests	8,384	3,181		(6,042)
Total comprehensive loss for the year	$ (1,017,370)	$ (396,305)	[2]	$ (54,431)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.